financial instruments - Activity related to allowance for doubtful accounts (Details) - Customer accounts receivable - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	$ (1,257)
Balance, end of period	(1,749)	$ (1,257)
Allowance for doubtful accounts
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	53	43
Additions (doubtful accounts expense)	64	56
Accounts written off, net of recoveries	(66)	(55)
Other	4	9
Balance, end of period	$ 55	$ 53